Fair value measurement	12 Months Ended
Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Fair value measurement

28.   Fair value measurement

Fair value of assets and liabilities that are measured at fair value on a recurring basis

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities that are carried at fair value in the statement of financial position:

	December 31, 2017
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other non-current assets (Note 12):
Biological assets	27,279	—	—	27,279
Other non-current financial liabilities (Note 19):
Derivative financial instruments - cross currency swap	(33,648)	—	(33,648)	—
Derivative financial instruments - interest rate swaps	(4,392)	—	(4,392)	—

	December 31, 2016
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other non-current assets (Note 12):
Biological assets	17,365	—	—	17,365
Other non-current financial liabilities (Note 19):
Derivative financial instruments - interest rate swaps	(699)	—	(699)	—
Liabilities associated with assets held for sale (Note 29):
Derivative financial instruments - interest rate swaps	(6,630)	—	(6,630)	—

Cross currency swap

The cross currency swap is valued using a discounted cash flow technique. The valuation model incorporates foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies and forward interest rates. The valuation also incorporates a credit risk adjustment,  calculated based on credit spreads derived from current credit default swap prices (see Note 19).

Interest rate swaps

Interest rate swaps are valued using a discounted cash flow technique. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

Biological assets

Biological assets comprise timber farms in South Africa, which are a source of raw materials used for the production of silicon metal. The timber farms plantations are measured at fair value less the incremental costs to be incurred until the related products are at the point of sale. The main assumptions used include the number of hectares planted and the age and average annual growth of the plantations. The changes in the fair value of this asset are recognized in the income statement in the line “net gain (loss) due to changes in the value of assets” (see Note 25.5).

The methodology for determining the fair value has been applied on a consistent basis in the current and prior year and the key assumptions are as follows:

•	the arm’s length price (market price) used by the market for wood of varying ages;
•	the wood pulp industry Mean Annual Increment (MAI) index of 15 for gum and 10.5 for pine is used to determine the annual growth rate of the plantations; and
•	the density index used to convert cubic meters of wood to metric tons is 0.94 for pine and 1 for wood pulp.

The changes fair value of biological assets classified at level 3 in the hierarchy were as follows:

Level 3
US$'000
January 1, 2016	13,767
Gain recognised in profit or loss (Note 25.5)	1,891
Translation differences	1,707
December 31, 2016	17,365
Gain recognised in profit or loss (Note 25.5)	7,504
Translation differences	2,410
December 31, 2017	27,279